Debt (Details 1)	Mar. 31, 2018 USD ($)
2018	$ 29,142,465
2019	38,856,620
2020	38,856,620
2021	41,159,894
2022	189,430,411
2023	64,552,937
Total long-term debt	$ 401,998,947